Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Thacker Pass [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 2,160